SCHEDULE OF FUTURE MINIMUM LEASE PAYMENTS UNDER NON-CANCELABLE CAPITAL LEASES (Details) - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
Future Minimum Lease Payments 2021	$ 16,148	$ 22,500
Future Interest Payments 2021	953	1,524
Total Payments 2021	17,101	24,024
Future Minimum Lease Payments 2022	3,238	3,236
Future Interest Payments 2022	454	453
Total Payments 2022	3,692	3,689
Future Minimum Lease Payments 2023	1,812	1,810
Future Interest Payments 2023	175	174
Total Payments 2023	1,987	1,984
Future Minimum Lease Payments 2024	439	438
Future Interest Payments 2024	21	21
Total Payments 2024	460	459
Future Minimum Lease Payments 2025
Future Interest Payments 2025
Total Payments 2025
Future Minimum Lease Payments Thereafter
Future Interest Payments Thereafter
Total Payments Thereafter
Future Minimum Lease Payments Total	21,637	27,984
Future Interest Payments Total	1,603	2,172
Total	$ 23,240	$ 3